Royalties and Royalty Options - Schedule of Royalties and Royalty Options (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	$ 25,577	$ 27,256
Royalties and Royalty Options, Additions	17,957
Royalties and Royalty Options, Foreign currency translation	614	(1,679)
Royalties And Royalty Options Write off	(125)
Royalties and Royalty Options, Ending balance	44,023	25,577
Royalties [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	25,452	27,131
Royalties and Royalty Options, Additions	17,814
Royalties and Royalty Options, Foreign currency translation	614	(1,679)
Royalties And Royalty Options Write off
Royalties and Royalty Options, Ending balance	43,880	25,452
Royalty Options [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	125	125
Royalties and Royalty Options, Additions	143
Royalties and Royalty Options, Foreign currency translation
Royalties And Royalty Options Write off	(125)
Royalties and Royalty Options, Ending balance	$ 143	$ 125